Derivative Financial Instruments - Summary of Financial Assets and Financial Liabilities Measured and Recognised at Fair Value (Detail) ₺ in Thousands, € in Thousands, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TRY (₺)	Dec. 31, 2019 TRY (₺)	Dec. 31, 2018 TRY (₺)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 TRY (₺)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TRY (₺)
Disclosure of financial assets and liabilities measured at fair value [line items]
Derivative Financial Asset Used for Hedging, Fair Value							₺ 642,623				₺ 483,448
Derivatives liabilities held for hedging, fair value							(66,851)
Participating cross currency swap contracts [member] | Level 3 [member] | EUR | 23 October 2025 [member]
Disclosure of financial assets and liabilities measured at fair value [line items]
Derivative Assets Used For Hedging Buy Position Notional Amount | €					€ 366,800				€ 433,400
Maturity Date	23 October 2025	23 October 2025
Derivative Financial Asset Used for Hedging, Fair Value			₺ 208,462				221,937				148,066
Hedge Ratio	1	1	1
Change in intrinsic value of outstanding hedging instruments	₺ 968,122	₺ 293,774
Change in value of hedging item used to determine hedge effectiveness	₺ (968,122)	₺ (293,774)
Participating cross currency swap contracts [member] | Level 3 [member] | EUR | 22 April 2026 [member]
Disclosure of financial assets and liabilities measured at fair value [line items]
Derivative Assets Used For Hedging Buy Position Notional Amount | €					€ 65,158				€ 56,004
Maturity Date	22 April 2026	22 April 2026
Derivative Financial Asset Used for Hedging, Fair Value			₺ 64,670				53,142				7,675
Hedge Ratio	1	1	1
Change in intrinsic value of outstanding hedging instruments	₺ 161,325	₺ 36,344
Change in value of hedging item used to determine hedge effectiveness	₺ (161,325)	₺ (36,344)
Participating cross currency swap contracts [member] | Level 3 [member] | USD | 22 April 2026 [member]
Disclosure of financial assets and liabilities measured at fair value [line items]
Derivative Assets Used For Hedging Buy Position Notional Amount | $						$ 216,054
Maturity Date	22 April 2026
Derivative Financial Asset Used for Hedging, Fair Value							270,315				31,474
Hedge Ratio	1	1
Change in intrinsic value of outstanding hedging instruments	₺ 340,553
Change in value of hedging item used to determine hedge effectiveness	₺ (340,553)
Participating cross currency swap contracts [member] | Level 3 [member] | USD | 22 April 2026 [member]
Disclosure of financial assets and liabilities measured at fair value [line items]
Derivative Assets Used For Hedging Buy Position Notional Amount | $										$ 46,670
Maturity Date		22 April 2026
Derivative Financial Asset Used for Hedging, Fair Value											9,893
Hedge Ratio		1	1
Change in intrinsic value of outstanding hedging instruments		₺ 15,215
Change in value of hedging item used to determine hedge effectiveness		₺ (15,215)
Participating cross currency swap contracts [member] | Level 3 [member] | USD | 22 April 2026 [member]
Disclosure of financial assets and liabilities measured at fair value [line items]
Derivative Assets Used For Hedging Buy Position Notional Amount | $										18,668
Maturity Date		22 April 2026
Derivative Financial Asset Used for Hedging, Fair Value			₺ 9,234								21,581
Hedge Ratio		1	1
Change in intrinsic value of outstanding hedging instruments		₺ 13,436
Change in value of hedging item used to determine hedge effectiveness		₺ (13,436)
Participating cross currency swap contracts [member] | Level 3 [member] | USD | 16 September 2020 [member]
Disclosure of financial assets and liabilities measured at fair value [line items]
Derivative Assets Used For Hedging Buy Position Notional Amount | $										$ 133,333
Maturity Date	16 September 2020	16 September 2020
Derivative Financial Asset Used for Hedging, Fair Value			₺ 394,975								246,062
Hedge Ratio	1	1	1
Change in intrinsic value of outstanding hedging instruments	₺ 1,570	₺ 61,424
Change in value of hedging item used to determine hedge effectiveness	₺ (1,570)	₺ (61,424)
Cross currency swap contracts [member] | Level 2 | RMB/CNY | 22 April 2026 [member]
Disclosure of financial assets and liabilities measured at fair value [line items]
Derivative Assets Used For Hedging Buy Position Notional Amount | ¥				¥ 162,121				¥ 189,107
Maturity Date	22 April 2026	22 April 2026
Derivative Financial Asset Used for Hedging, Fair Value			₺ 53,583				97,229				₺ 50,171
Hedge Ratio	1	1	1
Change in intrinsic value of outstanding hedging instruments	₺ 46,858	₺ 19,172
Change in value of hedging item used to determine hedge effectiveness	₺ (46,858)	₺ (19,172)
Interest rate swap contract [member] | Level 2 | USD | 22 April 2026 [member]
Disclosure of financial assets and liabilities measured at fair value [line items]
Derivative Liabilities Held For Hedging Buy Position Notional Amount | $						$ 180,045
Maturity Date	22 April 2026
Derivatives liabilities held for hedging, fair value							₺ (66,851)
Hedge Ratio	1	1